TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

11. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

iHuman Online and the Company’s other subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax, which is currently imposed at the rate of 16.5%, with half-rate of 8.25% that may be applied for the first HK$2 million of assessable profits for years of assessment beginning on or after April 1, 2018. The Hong Kong subsidiaries may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

The Company’s subsidiaries, the VIE and VIE’s subsidiaries domiciled in mainland China are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entity which is eligible for preferential tax rates.

Tianjin Hongen is qualified as a Software Enterprise (“SE”) and is entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2020, and a reduced tax rate of 12.5% for the subsequent three years starting from 2022. The qualification as SE is subject to annual evaluation by the relevant authorities in mainland China. Meanwhile, in 2021, Tianjin Hongen was granted the High and New Technology Enterprise (“HNTE”) certificate, which was most recently renewed in 2024, and thus is also entitled to a preferential tax rate of 15% from 2021 to 2026. Tianjin Hongen intends to apply the tax rate of 12.5% as SE in the annual filing of Enterprise Income Taxes for year 2024, which will be completed in May 2025.

Dividends, interests, rent or royalties payable by the Company’s subsidiaries in mainland China, to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with mainland China that provide for a reduced withholding tax rate or an exemption from withholding tax.

To the extent that the subsidiaries, the VIE and VIE’s subsidiaries in mainland China have undistributed earnings, the Group may need to accrue relevant taxes associated with repatriation of such undistributed earnings. As of December 31, 2023, the Group did not accrue any such taxes as the entities in mainland China were in accumulated deficit position. As of December 31, 2024, the Group did not record any such taxes based on its current intent to permanently reinvest the profits of entities in mainland China. As of December 31, 2024, the total amount of undistributed earnings from the entities in mainland China for which no withholding tax has been accrued was RMB23,333 thousand (US$3,197 thousand). Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive income are as follows:

	For the year ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses	22,953	21,666	12,012	1,646
Deferred income tax expenses	—	—	—	—
Total income tax expenses	22,953	21,666	12,012	1,646

11. TAXATION (Continued)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Income before income tax	132,772	202,573	110,601	15,152
Income tax computed at the statutory tax rate of 25%	33,193	50,643	27,650	3,788
Effect of differing tax rates in different jurisdictions	4,459	2,740	795	109
Research and development super‑deduction	(36,078)	(29,192)	(13,223)	(1,812)
Shared‑based compensation expenses	3,261	2,359	688	94
Non‑deductible expenses	2,310	2,928	2,397	328
Effect of preferential tax rates and tax holiday in mainland China	(15,934)	(28,489)	(19,704)	(2,699)
Change in valuation allowance	30,309	22,950	11,785	1,615
Others	1,433	(2,273)	1,624	223
Income tax expenses	22,953	21,666	12,012	1,646

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax losses carry forward	98,811	111,923	15,333
Deferred revenue and customer advances	34,107	33,902	4,645
Intangible assets acquired under common control	—	13,161	1,803
Lease liabilities	878	3,631	497
Others	3,083	3,188	437
Less: valuation allowance	(136,075)	(162,218)	(22,224)
	804	3,587	491
Deferred tax liabilities
ROU assets	(804)	(3,587)	(491)
	(804)	(3,587)	(491)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—

The Company operates through its WFOE, the VIE and VIE’s subsidiaries and valuation allowance is considered on an individual entity basis. The Group recorded valuation allowance against deferred tax assets of those entities when the Group determines that it is not more likely than not that the deferred tax assets will be utilized in the future. In making such determination, the Group considered factors including the entities’ operating history, accumulated earnings or deficits, existence of taxable temporary differences and reversal periods, tax planning strategies, and forecasted profits, as applicable.

As of December 31, 2024, the Group had tax losses of approximately RMB460,170 thousand (US$63,043 thousand) mainly deriving from entities in mainland China. The tax losses in mainland China can be carried forward for five years to offset future taxable profits. The tax losses of entities in mainland China will begin to expire in 2026 if not utilized.

11. TAXATION (Continued)

Unrecognized tax benefit

As of and for the years ended December 31, 2022, 2023 and 2024, there were no significant tax uncertainties on the Group’s financial position and result of operations. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.

In general, the tax authority in mainland China has up to five years to conduct examinations of the tax filings. Accordingly, as of December 31, 2024, the tax years of 2019 through 2024 for the Company’s entities in mainland China remain open to examination by tax authorities. The Group may also be subject to examination of tax filings in other jurisdictions, which are not material to the consolidated financial statements.